Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors (Details) - Market risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effect on profit after tax
+100 basis point parallel shift in yield curves	$ (100)	$ (2)
-100 basis point parallel shift in yield curves	35	(154)
10% increase in equity prices	391	369
10% decrease in equity prices	(419)	(377)
10% increase in US dollar exchange rate compared with all currencies	98	80
10% decrease in US dollar exchange rate compared with all currencies	(98)	(80)
Effect on total equity
+100 basis point parallel shift in yield curves	(236)	(142)
-100 basis point parallel shift in yield curves	177	(9)
10% increase in equity prices	391	369
10% decrease in equity prices	(419)	(377)
10% increase in US dollar exchange rate compared with all currencies	98	80
10% decrease in US dollar exchange rate compared with all currencies	$ (98)	$ (80)